Label	Element	Value
SunAmerica International Dividend Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000799084_SupplementTextBlock

SUNAMERICA EQUITY FUNDS

SunAmerica International Dividend Strategy Fund

SunAmerica Japan Fund

(each, a “Fund”)

Supplement dated March 10, 2014 to the Prospectus

dated February 1, 2014, as supplemented and amended to date

Risk/Return [Heading]	rr_RiskReturnHeading	SunAmerica International Dividend Strategy Fund
Expense [Heading]	rr_ExpenseHeading	Effective March 1, 2014, on pages 2 and 7 of the Prospectus, under the heading "Fees and Expenses of the Fund," the second sentence of the second footnote to the table is hereby deleted and replaced with the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

“For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business.”

In addition, effective February 28, 2014, SunAmerica Capital Services, Inc. (“SACS”) changed its name to AIG Capital Services, Inc. (“ACS”). Accordingly, all references to SunAmerica Capital Services, Inc. and SACS in the Fund’s Prospectus are hereby replaced with AIG Capital Services, Inc. and ACS, respectively.

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.